Goodwill	12 Months Ended
Feb. 28, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
6.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 29, 2020 and February 28, 2021 consisted of the following:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Balance at beginning of the year
Goodwill	150,332	150,332	23,224
Accumulated impairment loss	(557)	(115,169)	(17,792)
	149,775	35,163	5,432
Goodwill acquired during the year	—	1,804	279
Impairment losses	(114,612)	—	—
Balance at ending of the year
Goodwill	150,332	152,136	23,503
Accumulated impairment loss	(115,169)	(115,169)	(17,792)
	35,163	36,967	5,711

During the year ended February 28, 2021, the Group has one reporting unit: Four Seasons Education reporting unit, which was defined upon the contents of tutoring services provided, the production process and methods used to deliver service and operating system. The Group performed qualitative assessment for the reporting unit and considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

Based on the Group's assessment as of February 28, 2021, no impairment indicator was identified and the Group did not record impairment of goodwill for the year ended February 28, 2021.